Trade and other payables	6 Months Ended
Dec. 31, 2019
Trade and other payables
Trade and other payables

24         Trade and other payables

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Trade payables	106,394	196,644	135,328
Other payables	2,807	4,689	3,559
Accrued expenses	63,984	94,381	77,061
Social security and other taxes	10,149	13,855	11,284
	183,334	309,569	227,232
Less: non-current portion
Trade payables	29,738	77,438	44,667
Other payables	1,503	1,745	1,977
Non-current trade and other payables	31,241	79,183	46,644
Current trade and other payables	152,093	230,386	180,588

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £97,884,000 (30 June 2019: £187,544,000; 31 December 2018: £128,554,000) of which £29,738,000 (30 June 2019: £77,438,000; 31 December 2018: £44,667,000) is due after more than one year. Of the amount due after more than one year, £13,889,000 (30 June 2019: £59,889,000; 31 December 2018: £32,336,000) is expected to be paid between 1 and 2 years, and the balance of £15,849,000 (30 June 2019: £17,549,000; 31 December 2018: £12,331,000) is expected to be paid between 2 and 5 years.

The fair value of trade payables as at 31 December 2019 was £108,538,000 (30 June 2019: £199,922,000; 31 December 2018: £138,276,000) before discounting of cash flows. The fair value of other payables is not materially different to their carrying amount.